Significant Accounting Policies - Current Taxes and Other (Details)	12 Months Ended
Dec. 31, 2022 component
Disclosure of significant accounting policies [abstract]
Tax loss carry forwards up to annual taxable income	30.00%
Applicable tax rate on taxable profit base	34.00%
Cost allocation, initial recognition of ROU assets, number of major components	5